SUPPLEMENT DATED OCTOBER 31, 2024 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Global Real Estate Income Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
Effective October 31, 2024:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ping-Ying Wang, CFA	Portfolio Manager (Lead)	2012

Kevin Collins	Portfolio Manager	2024

James Cowen	Portfolio Manager	2012

Grant Jackson, CFA	Portfolio Manager	2018

2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
▪
Ping-Ying Wang, CFA, Portfolio Manager (Lead), who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1998.
▪
Kevin Collins, Portfolio Manager, who has been responsible for the Fund since 2024 and has been associated with Invesco and/or its affiliates since 2007.
▪
James Cowen, Portfolio Manager, who has been responsible for the Fund since 2012. He has been a member of Invesco’s Real Estate Team since 2001 and has been associated with Invesco Asset Management and/or its affiliates since 2001.
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Grant Jackson, CFA, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.
3. The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the Fund’s SAI:
Kevin Collins began serving on Invesco Global Real Estate Income Fund as a portfolio manager of the Fund effective October 31, 2024. As of August 31, 2024, Mr. Collins did not beneficially own any shares of the Fund.
4. The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the Fund’s SAI:
Kevin Collins began serving on Invesco Global Real Estate Income Fund as a portfolio manager of the Fund effective October 31, 2024. As of August 31, 2024, Mr. Collins managed 3 other registered investment companies with approximately $1,417.9 million in assets, no other pooled investment vehicles and 2 other accounts with approximately $328.0 million in assets.
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